29. Provisions for Legal Claims and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Provisions For Legal Claims Tables Abstract
Changes in Provisions for Litigation

29.1.1     Changes in provisions for legal claims rated as involving probable losses

		Income
		Provision		Construction
	Balances as of	for litigations		cost	Additions		Transfers/	Balances as of
	January 1, 2018	Additions	Reversals	Additions/(Rev.)	to assets	Discharges	Others	December 31, 2018
Tax
Cofins (a)	79,748	22,855	-	-	-	-	-	102,603
Others (b)	58,793	7,722	(26,695)	-	-	(6,325)	20,999	54,494
	138,541	30,577	(26,695)	-	-	(6,325)	20,999	157,097
Labors (c)	475,631	232,195	(2,400)	-	-	(92,644)	-	612,782
Employee benefits (d)	89,439	11,089	(10,062)	-	-	(5,267)	-	85,199
Civil
Civil and administrative claims (e)	527,613	119,633	(118,652)	-	-	(36,005)	345	492,934
Easements (f)	110,936	2,179	(305)	(4,600)	8,477	(1,474)	2,934	118,147
Expropriations and property (g)	95,627	156	(1,350)	4,032	18,168	(232)	-	116,401
Customers (h)	8,377	464	(1,469)	-	-	(2,163)	-	5,209
Environmental (i)	1,584	2,570	(562)	-	-	(61)	-	3,531
	744,137	125,002	(122,338)	(568)	26,645	(39,935)	3,279	736,222
Regulatory (j)	64,316	9,296	(139)	-	-	-	-	73,473
	1,512,064	408,159	(161,634)	(568)	26,645	(144,171)	24,278	1,664,773
Current	112,000						Current	-
Noncurrent	1,400,064						Noncurrent	1,664,773

		Income
	Balances as of	Provision for litigations		Construction cost				Balances as of
	January 1, 2017	Additions	Reversals	Additions	Additions to assets	Discharges	Transfers	December 31, 2017
Tax
Cofins (a)	93,892	8,888	(23,032)	-	-	-	-	79,748
Others (b)	142,985	21,890	(113,739)	-	-	(433)	8,090	58,793
	236,877	30,778	(136,771)	-	-	(433)	8,090	138,541
Labors (c)	458,901	122,992	(18,518)	-	-	(87,744)	-	475,631
Employee benefits (d)	42,366	61,765	(7,194)	-	-	(7,498)	-	89,439
Civil
Civil and administrative claims (e)	295,484	255,280	(3,240)	-	-	(28,074)	8,163	527,613
Easements (f)	99,380	4,593	-	4,503	2,641	(181)	-	110,936
Expropriations and property (g)	65,712	848	(701)	24,285	5,499	(16)	-	95,627
Customers (h)	5,228	3,884	(286)	-	-	(449)	-	8,377
Environmental (i)	1,432	960	(808)	-	-	-	-	1,584
	467,236	265,565	(5,035)	28,788	8,140	(28,720)	8,163	744,137
Regulatory (j)	67,958	1,648	(5,290)	-	-	-	-	64,316
	1,273,338	482,748	(172,808)	28,788	8,140	(124,395)	16,253	1,512,064
							Current	112,000
							Noncurrent	1,400,064

Contingent Liabilities

	12.31.2018	12.31.2017
Tax (a)	568,512	858,082
Labor (b)	311,777	360,322
Employee benefits (c)	19,099	20,262
Civil (d)	1,286,466	1,091,122
Regulatory (e)	866,836	793,720
	3,052,690	3,123,508